GENERAL (Details Narrative) - USD ($) $ in Thousands	Apr. 09, 2025	Feb. 24, 2025	Oct. 04, 2023	Apr. 05, 2023	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 27, 2009
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stockholders' equity, reverse stock split			one for seven reverse stock split
Accumulated deficit					$ 40,255	$ 34,553	$ 29,360
Sale of stock percentage				19.99%
Percentage of outstanding common stock after closing				16.66%
Share Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock percentage	100.00%
Italy Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of outstanding common stock after closing		70.00%
Save Foods Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage								98.48%